GENERAL (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of pro forma revenue and net loss

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Non-current assets	$4
Account Payable	(11)
Other Payables	(142)
IPR&D	3,659
Goodwill	121

Net assets acquired	$3,631